Financial assets - Disclosure of detailed information about redeemable preference shares with no fixed redemption date (Details) - Redeemable preference shares with no fixed redemption date [Member] - JV Finco [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets [Line Items]
Balance, beginning of year	$ 153,651	$ 0
Initial recognition of preferred shares at fair value		148,850
Fair value adjustment for the year	(35,626)	4,801
Redemption of preferred shares during the year	(10,000)
Balance, end of year	$ 108,025	$ 153,651